Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]	During 2019, 2020 and 2021, the following charterers accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2019	2020	2021
A	12%	15%	—
B	10%	—	—
C	10%	10%	—

Distribution of Assets, Liabilities and Stockholders' Equity [Text Block]
The assets and liabilities of Imperial on December 3, 2021, were as follows:

December 3, 2021
Cash, including restricted cash	4,704,521
Trade and other receivables	2,488,560
Inventories	270,489
Advances and prepayments	244,725
Vessels, net (after impairment of $40,185,873)	80,500,000
Trade accounts payable	(1,618,146)
Accrued and other liabilities	(312,642)
Deferred income	(943,404)
Customer deposits	(368,000)
Debt	(27,804,000)

Net assets of Imperial distributed to stockholders	57,162,103